UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7720

Nuveen California Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Premium Income Municipal Fund (NCU)
	May 31, 2014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 138.8% (100.0% of Total Investments)

	MUNICIPAL BONDS – 138.8% (100.0% of Total Investments)

	Consumer Staples – 5.2% (3.8% of Total Investments)
$ 1,130	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	8/14 at 100.00	Baa1	$ 1,130,057
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
110	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	105,490
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,285	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	8/14 at 100.00	BBB	2,284,886
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
485	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	409,500
	Bonds, Series 2007A-1, 5.750%, 6/01/47
865	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	712,570
	Bonds, Series 2007A-2, 5.300%, 6/01/37
4,875	Total Consumer Staples			4,642,503
	Education and Civic Organizations – 1.0% (0.7% of Total Investments)
70	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	71,204
	2005A, 5.000%, 10/01/35
45	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	47,660
	2006, 5.000%, 11/01/21
215	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	229,166
	Multiple Projects, Series 2014A, 7.250%, 6/01/43
300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	334,800
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
185	California Statewide Communitities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	212,855
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
815	Total Education and Civic Organizations			895,685
	Health Care – 27.0% (19.4% of Total Investments)
150	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	164,772
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
335	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A1	373,177
	San Diego, Series 2011, 5.250%, 8/15/41
685	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa1	696,015
	of Central California, Series 2007, 5.250%, 2/01/46
1,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	1,008,240
	West, Series 2005A, 5.000%, 3/01/35
815	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	817,575
	System, Series 2007A, 5.125%, 7/15/31
1,740	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	B–	1,651,312
	Health System, Series 2005A, 5.250%, 7/01/30
730	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	766,814
	Series 2001C, 5.250%, 8/01/31
2,680	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	3,232,053
	Project, Series 2009, 6.750%, 2/01/38
2,100	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	2,406,306
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,690	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	1,720,758
	2005A, 5.000%, 11/15/43
377	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	465,836
	System, Trust 2554, 18.578%, 7/01/47 – AGM Insured (IF)
760	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	846,207
	2008A, 8.250%, 12/01/38
2,600	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	2,760,160
	5.250%, 1/01/42
1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	1,057,320
	6.625%, 11/01/29
1,450	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	1,480,842
	6.000%, 11/01/41
1,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	1,016,520
	Center, Series 2007A, 5.000%, 7/01/38
850	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	985,337
	7.500%, 12/01/41
1,415	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	1,503,537
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	AA–	1,044,640
	2009E, 5.000%, 5/15/38
22,377	Total Health Care			23,997,421
	Housing/Multifamily – 1.2% (0.9% of Total Investments)
490	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	532,385
	Series 2010A, 6.400%, 8/15/45
155	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	163,513
	Series 2012A, 5.500%, 8/15/47
350	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	371,515
	Series 2012B, 7.250%, 8/15/47
995	Total Housing/Multifamily			1,067,413
	Housing/Single Family – 1.3% (0.9% of Total Investments)
1,150	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L,	2/18 at 100.00	A–	1,151,116
	5.500%, 8/01/38
	Tax Obligation/General – 30.5% (22.0% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
2,350	6.000%, 11/01/39	11/19 at 100.00	A1	2,825,781
1,300	5.500%, 11/01/39	11/19 at 100.00	A1	1,493,297
3,500	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 4/01/37	4/23 at 100.00	A1	3,894,485
4,475	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	4,984,121
	2006C, 5.000%, 8/01/31 – AGM Insured
6,000	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AA	6,501,900
	5.000%, 6/01/29 – AGM Insured (UB)
2,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-2,	7/15 at 100.00	Aa2	2,101,960
	5.000%, 7/01/24 – NPFG Insured
250	San Jose-Evergreen Community College District, Santa Clara County, California, General	No Opt. Call	Aa1	264,480
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured
8,345	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	4,035,809
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
1,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,094,870
	2011C, 5.250%, 8/01/47
29,220	Total Tax Obligation/General			27,196,703
	Tax Obligation/Limited – 47.1% (34.0% of Total Investments)
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	8/14 at 100.00	N/R	986,010
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center
	for Self-Sufficiency Corporation, Series 2004:
1,695	5.000%, 12/01/22 – AMBAC Insured	8/14 at 100.00	AA+	1,701,695
1,865	5.000%, 12/01/24 – AMBAC Insured	8/14 at 100.00	AA+	1,872,367
5,920	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs,	11/14 at 100.00	A2	5,944,209
	Southern California Veterans Home – Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 –
	AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,175,410
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	2,411,060
	2009-I, 6.375%, 11/01/34
535	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA	537,252
165	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	168,975
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
500	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A	512,395
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
350	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	10/14 at 100.00	A–	352,146
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	2,029,800
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45
425	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	BB+	425,582
	5.000%, 9/01/35 – SYNCORA GTY Insured
320	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	329,558
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
75	5.000%, 9/01/26	9/16 at 100.00	N/R	76,767
175	5.125%, 9/01/36	9/16 at 100.00	N/R	178,880
3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore	8/14 at 100.00	AA–	3,529,995
	Redevelopment Project Area, Series 2001A, 5.000%, 8/01/26 – NPFG Insured
310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	316,457
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
475	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	578,835
	2011A, 7.250%, 9/01/38
3,230	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2005, 5.000%, 8/01/35 –	8/15 at 100.00	AA–	3,260,653
	NPFG Insured
170	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	215,234
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
65	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	74,827
	Project, Series 2011, 6.750%, 9/01/40
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,
	Senior Series 2013A:
450	5.250%, 9/01/30	9/23 at 100.00	N/R	487,922
405	5.750%, 9/01/39	9/23 at 100.00	N/R	443,686
70	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,	9/23 at 100.00	N/R	76,236
	Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
60	6.000%, 9/01/33	9/14 at 100.00	N/R	62,005
135	6.125%, 9/01/41	9/14 at 100.00	N/R	139,455
540	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	575,635
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
210	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	236,655
	2011A, 5.750%, 9/01/30
40	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	48,473
	Area, Series 2011B, 6.500%, 10/01/25
1,500	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch,	9/15 at 100.00	N/R	1,513,410
	Series 2005, 5.050%, 9/01/30
1,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AA–	1,696,590
	5.400%, 11/01/20 – NPFG Insured
3,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,	No Opt. Call	A	3,393,180
	5.400%, 11/01/20
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,108,850
	Series 2012A, 5.000%, 4/01/42
2,700	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation	No Opt. Call	AA–	1,842,156
	Revenue Bonds, San Francisco Redevelopment Projects, Series 1998D, 0.000%, 8/01/24 –
	NPFG Insured
2,000	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA	2,274,560
	Improvement Projects, Series 2009A, 5.200%, 4/01/26
30	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	35,980
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
30	7.000%, 8/01/33	2/21 at 100.00	BBB+	34,046
40	7.000%, 8/01/41	2/21 at 100.00	BBB+	44,762
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	105,313
275	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	288,574
360	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	380,941
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
50	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	56,234
	7.000%, 10/01/26
360	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 102.00	N/R	349,186
	District 03-02 Roripaugh, Series 2006, 5.500%, 9/01/36
95	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	110,742
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
40,725	Total Tax Obligation/Limited			41,982,698
	Transportation – 8.3% (6.0% of Total Investments)
1,115	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	1,239,690
	2013S-4, 5.250%, 4/01/48
220	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA	308,717
	Option Bond Trust 3211, 13.465%, 10/01/32 (IF)
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/14 at 100.00	BBB–	2,001,260
	1995A, 5.000%, 1/01/35
620	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/24 at 100.00	BB+	723,881
	Bonds, Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
1,360	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,536,909
1,360	6.000%, 1/15/53	1/24 at 100.00	BBB–	1,557,907
6,675	Total Transportation			7,368,364
	U.S. Guaranteed – 9.1% (6.5% of Total Investments) (4)
780	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (4)	848,125
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
3,000	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	No Opt. Call	Aaa	3,718,170
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – AGM Insured (ETM)
1,112	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	1,459,834
	Tender Option Bond Trust 1065, 9.251%, 3/01/33 (Pre-refunded 3/01/18) (IF)
370	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aaa	371,554
	(Pre-refunded 7/01/14)
15	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA (4)	15,130
	5.250%, 8/01/22 (Pre-refunded 8/01/14) – NPFG Insured
135	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (4)	142,688
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
1,105	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1 (4)	1,171,974
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 (Pre-refunded 9/01/15) – NPFG Insured
325	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (4)	373,623
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) –
	AMBAC Insured
6,842	Total U.S. Guaranteed			8,101,098
	Utilities – 1.5% (1.1% of Total Investments)
890	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,063,043
	2007A, 5.500%, 11/15/37
295	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	298,528
	9/01/31 – SYNCORA GTY Insured
1,185	Total Utilities			1,361,571
	Water and Sewer – 6.6% (4.7% of Total Investments)
2,275	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego	No Opt. Call	Baa3	2,303,415
	County Water Authority Desalination Project Pipeline, Series 2012, 5.000%, 11/21/45
205	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	217,798
	5.000%, 4/01/36 – NPFG Insured
2,000	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series	6/23 at 100.00	AA	2,285,540
	2013A, 5.000%, 6/01/34
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,040,322
	Bond Trust 09-8B, 17.806%, 7/01/35 (IF) (5)
5,150	Total Water and Sewer			5,847,075
$ 120,009	Total Long-Term Investments (cost $111,893,265)			123,611,647
	Floating Rate Obligations – (3.8)%			(3,395,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (39.6)% (6)			(35,250,000)
	Other Assets Less Liabilities – 4.6%			4,094,314
	Net Assets Applicable to Common Shares – 100%			$ 89,060,961

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$123,611,647	$ —	$123,611,647

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal taxes basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $108,323,124.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$12,099,995
Depreciation	(207,308)
Net unrealized appreciation (depreciation) of investments	$11,892,687

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s“), Moody’s Investors Service, Inc.
(“Moody’s“) or Fitch, Inc. (“Fitch“) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Goverment or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.5%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2014